Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Background

Item 402(v) of the SEC’s Regulation S-K, which was mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, requires disclosure of information that demonstrates the relationship between executive compensation actually paid (referred to herein as “CAP”) and the financial performance of the issuer.

PAY VERSUS PERFORMANCE
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($) (2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (1)	Average Summary Compensation Actually Paid to Non-CEO NEOs ($) (2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (in thousands)	Adjusted EPS (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$5,565,268	$5,097,193	$1,950,896	$1,839,444	$123.90	$115.63	$392,602	$5.18
2022	$6,660,310	$8,160,975	$2,291,358	$2,727,056	$120.08	$116.10	$524,089	$5.98
2021	$5,938,806	$9,101,298	$2,210,600	$3,127,514	$121.57	$124.74	$463,215	$5.53
2020	$3,599,933	$932,265	$1,529,794	$595,913	$80.75	$91.29	$(45,174)	$(0.54)

(1)
Non-CEO NEOs included Mr. Achary, Mr. Loper, Mr. Exnicios, and Mr. Knight for 2023, 2022, 2021, and 2020.
(2)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid,” or CAP, to the CEO and Other Non-CEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO or other NEOs, respectively, during the applicable year.
(3)
The table below sets forth the calculation of CAP.

	CEO				Average of Non-CEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Total Compensation as Reported in the “Total” column of the SCT	$5,565,268	$6,660,310	$5,938,806	$3,599,933	$1,950,896	$2,291,358	$2,210,600	$1,529,794
Deduction for Grant Date Fair Values of Stock Awards Granted in the Year as Reported in the “Stock Awards” column of the SCT	2,428,302	2,327,705	2,382,878	1,222,404	647,238	618,057	711,288	348,644
Increase for fair value as of December 31 of each applicable year of all stock awards granted during that year that are outstanding and unvested as of such date	2,032,615	2,618,488	4,434,765	457,144	553,326	681,623	1,274,104	130,383
Increase for Fair Value of Awards Granted During the Year that Vest During the Year	-	-	-	-	-	-	-	-
Increase (Deduction) for change in fair value from December 31 of the prior year to December 31 of the applicable year of any awards granted in a prior year that are outstanding and unvested as of December 31 of the applicable year	(58,458)	1,058,257	909,106	(1,532,401)	(9,211)	287,388	257,209	(501,588)
Increase (Deduction) for change in fair value from December 31 of the prior year to the vesting date of any awards granted in any prior year as to which all vesting conditions were satisfied during the applicable year	63,304	98,425	174,504	(212,153)	22,692	34,633	69,782	(101,537)
Deduction for fair value as of December 31 of the prior year of any awards granted in any prior year as to which vesting conditions failed to be met during the applicable year	-	-	-	-	-	-	-	-
Deduction for changes in the actuarial present value of accumulated pension benefits and earnings on non-qualified deferred compensation plans as reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” of the SCT	150,460	-	33,171	213,680	95,777	-	29,156	166,508
Increase for actuarially determined service cost and prior service cost for services related to defined benefit pension plans during the applicable year	73,225	53,200	60,166	55,827	64,756	50,110	56,263	54,013
Compensation Actually Paid	5,097,193	8,160,975	9,101,298	932,265	1,839,444	2,727,056	3,127,514	595,913

(i)
No amounts were added to reflect dividends or other earnings paid on stock awards because accrued dividends are included in the stock award fair value calculations and therefore are included in total compensation for such year.

For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in the Company’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) the fair value calculations of the PSUs subject to the EPS metric which were granted February 17, 2023, assumed a payout at 58% as of December 31, 2023, and the PSUs subject to the EPS metric which were granted February 18, 2022, assumed a payout at 122% as of December 31, 2023 and 165% as of December 31, 2022, respectively, and the PSUs subject to the EPS metric which were granted February 15, 2021, assumed a payout at 200% as of December 31, 2023, 2022 and 2021, respectively, the PSUs subject to the EPS metric which were granted January 2, 2020 assumed a payout at 0% as of December 31, 2022, 2021, and 2020, respectively, the PSUs subject to the EPS metric which were granted January 2, 2018 assumed a payout of 0% as of December 31, 2021 and 2020, respectively, and the PSUs subject to the EPS metric which were granted January 2, 2017 assumed a payout at 131% as of December 31, 2020, which was the probable outcome of the applicable performance conditions as of December 31, 2023, 2022, 2021 and 2020, respectively, compared to the grant date fair value calculations of such PSUs, which assumed a payout at target; (ii) the share price used to determine fair value as of December 31, 2023, 2022, 2021 and 2020 differed, in some cases materially, from the share price used to determine the grant date fair values; and (iii) for awards subject to the TSR metric, the assumptions used in the Monte Carlo calculation to determine the fair value as of December 31, 2023, 2022,

2021 and 2020 differed, in some cases materially, from the assumptions used in the Monte Carlo calculation used to determine the grant date fair values. For a discussion of the assumptions used to estimate the fair value of stock awards, please refer to the following sections of the Company’s Annual Report on Form 10-K for the year ended December 31, 2023: “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Critical Accounting Policies and Estimates—Stock-Based Compensation,” and “Stock-Based Compensation” in Note 18 to the Consolidated Financial Statements.

(4)
We selected the KBW Regional Banking Index (referred to herein as the “Regional Banking Index”) as our peer group for purposes of this disclosure, which index is comprised of approximately 50 companies categorized as primarily engaged in U.S. regional banking activities. The Regional Banking Index also is the same performance peer group selected by the Compensation Committee for determining the achievement of TSR targets for PSUs. See “Compensation Discussion and Analysis—Elements of Our Compensation” for additional information.
(5)
Adjusted EPS is a non-GAAP financial measure. See “Appendix A—Reconciliation of Non-GAAP Financial Measures” for additional information.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	(1) Non-CEO NEOs included Mr. Achary, Mr. Loper, Mr. Exnicios, and Mr. Knight for 2023, 2022, 2021, and 2020.
PEO Total Compensation Amount	$ 5,565,268	$ 6,660,310	$ 5,938,806	$ 3,599,933
PEO Actually Paid Compensation Amount	5,097,193	8,160,975	9,101,298	932,265
Non-PEO NEO Average Total Compensation Amount	1,950,896	2,291,358	2,210,600	1,529,794
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,839,444	2,727,056	3,127,514	595,913
Compensation Actually Paid vs. Total Shareholder Return

Total Shareholder Return

The graph below presents, for the cumulative period from January 1, 2020 – December 31, 2023, the relationship between the CAP to our CEO and the average CAP to our other NEOs and each of Company’s TSR and the TSR of the Regional Banking Index.

As demonstrated by the graph above, CAP to our CEO and the average CAP to our other NEOs is aligned with Company’s TSR as well as the TSR of the Regional Banking Index. Company’s TSR increased by 23.90% over the reporting period (50.54% in 2021, -1.23% in 2022, and 3.18% in 2023), outperforming the Regional Banking Index by 8.26% over the reporting period (13.90% in 2021, 5.70% in 2022, and 3.58% in 2023). During the reporting period, CAP to the CEO increased 447% in the aggregate, and average CAP to the other NEOs increased 209% in the aggregate. CAP to the CEO and to the other NEOs was highest among the reporting periods when Company achieved its highest year-end closing stock price in 2021, reflecting the high proportion of variable pay at risk for the CEO and the other NEOs. Conversely, CAP to the CEO and the other NEOs was lowest in 2020 due to the challenging market conditions and financial performance reflected in Company's lower closing stock price in 2020. 50% of the PSUs awarded in 2020, 2021, and 2022 vest based on the Company’s relative TSR performance. See “Compensation Discussion & Analysis—Elements of Our Compensation” for additional information.

Compensation Actually Paid vs. Net Income

Net Income

The graph below presents, for each of the years ended December 31, 2023, 2022, 2021 and 2020, the relationship between the CAP to our CEO and the average CAP to our other NEOs and the Company’s net income.

As demonstrated by the graph above, CAP to our CEO and to the other NEOs is aligned with Company’s Net Income. Net Income increased by 969% over the reporting period (1,125% in 2021, 13% in 2022, and -25% in 2023). During the reporting period, CAP to the CEO increased 447% in the aggregate, and average CAP to the other NEOs increased 209% in the aggregate. The Compensation Committee did not use net income as a distinct metric for purposes of determining or paying compensation during 2023, 2022, 2021 or 2020.

Compensation Actually Paid vs. Company Selected Measure

Adjusted EPS

The graph below presents, for each of the years ended December 31, 2023, 2022, 2021 and 2020, the relationship between the CAP to our CEO and the average CAP to our other NEOs and the Company’s Adjusted EPS.

Tabular List, Table

Performance Metric	Financial or Non-Financial
Adjusted EPS	Financial
Relative TSR (1)	Financial
Adjusted Pre Provision Net Revenue	Financial
Commercial Criticized Loans to Total Commercial Loans	Financial
Non-Performing Loans to Total Loans	Financial

Total Shareholder Return Amount	$ 12,390	12,008.00	12,157	8,075
Peer Group Total Shareholder Return Amount	11,563	11,610	12,474	9,129
Net Income (Loss)	$ 392,602,000	$ 524,089,000	$ 463,215,000	$ (45,174,000)
Company Selected Measure Amount	5,180,000	5,980,000	5,530,000	(540,000)
Adj to Comp Fn [Text Block]
(3)
The table below sets forth the calculation of CAP.

	CEO				Average of Non-CEO NEOs
	2023	2022	2021	2020	2023	2022	2021	2020
Total Compensation as Reported in the “Total” column of the SCT	$5,565,268	$6,660,310	$5,938,806	$3,599,933	$1,950,896	$2,291,358	$2,210,600	$1,529,794
Deduction for Grant Date Fair Values of Stock Awards Granted in the Year as Reported in the “Stock Awards” column of the SCT	2,428,302	2,327,705	2,382,878	1,222,404	647,238	618,057	711,288	348,644
Increase for fair value as of December 31 of each applicable year of all stock awards granted during that year that are outstanding and unvested as of such date	2,032,615	2,618,488	4,434,765	457,144	553,326	681,623	1,274,104	130,383
Increase for Fair Value of Awards Granted During the Year that Vest During the Year	-	-	-	-	-	-	-	-
Increase (Deduction) for change in fair value from December 31 of the prior year to December 31 of the applicable year of any awards granted in a prior year that are outstanding and unvested as of December 31 of the applicable year	(58,458)	1,058,257	909,106	(1,532,401)	(9,211)	287,388	257,209	(501,588)
Increase (Deduction) for change in fair value from December 31 of the prior year to the vesting date of any awards granted in any prior year as to which all vesting conditions were satisfied during the applicable year	63,304	98,425	174,504	(212,153)	22,692	34,633	69,782	(101,537)
Deduction for fair value as of December 31 of the prior year of any awards granted in any prior year as to which vesting conditions failed to be met during the applicable year	-	-	-	-	-	-	-	-
Deduction for changes in the actuarial present value of accumulated pension benefits and earnings on non-qualified deferred compensation plans as reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” of the SCT	150,460	-	33,171	213,680	95,777	-	29,156	166,508
Increase for actuarially determined service cost and prior service cost for services related to defined benefit pension plans during the applicable year	73,225	53,200	60,166	55,827	64,756	50,110	56,263	54,013
Compensation Actually Paid	5,097,193	8,160,975	9,101,298	932,265	1,839,444	2,727,056	3,127,514	595,913

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	(5) Adjusted EPS is a non-GAAP financial measure. See “Appendix A—Reconciliation of Non-GAAP Financial Measures” for additional information.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Pre Provision Net Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Commercial Criticized Loans to Total Commercial Loans
Measure:: 5
Pay vs Performance Disclosure
Name	Non-Performing Loans to Total Loans
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,097,193,000	$ 8,160,975,000	$ 9,101,298,000	$ 932,265,000
PEO | Total Compensation as Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,565,268,000	6,660,310,000	5,938,806,000	3,599,933,000
PEO | Deduction for Grant Date Fair Values of Stock Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,428,302,000	2,327,705,000	2,382,878,000	1,222,404,000
PEO | Increase For Fair Value As Of December 31 Of Each Applicable Year Of All Stock Awards Granted During That Year That Are Outstanding And Unvested As of Such Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,032,615,000	2,618,488,000	4,434,765,000	457,144,000
PEO | Increase (Deduction) For Change In Fair Value From December 31 Of The Prior Year To December 31 Of The Applicable Year Of Any Awards Granted In A Prior Year That Are Outstanding And Unvested As of December 31 of The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,458,000)	1,058,257,000	909,106,000	(1,532,401,000)
PEO | Increase (Deduction) For Change In Fair Value From December 31 Of The Prior Year To The Vesting Date Of Any Awards Granted In Any Prior Year As To Which All Vesting Conditions Were Satisfied During The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,304,000	98,425,000	174,504,000	(212,153,000)
PEO | Deduction For Changes In The Actuarial Present Value Of Accumulated Pension Benefits And Earnings On Non-qualified Deferred Compensation Plans As Reported In The Change In Pension Value And Nonqualified Deferred Compensation Earnings Of The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,460,000		33,171,000	213,680,000
PEO | Increase For Actuarially Determined Service Cost And Prior Service Cost For Services Related To Defined Benefit Pension Plans During The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,225,000	53,200,000	60,166,000	55,827,000
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,839,444,000	2,727,056,000	3,127,514,000	595,913,000
Non-PEO NEO | Total Compensation as Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,950,896,000	2,291,358,000	2,210,600,000	1,529,794,000
Non-PEO NEO | Deduction for Grant Date Fair Values of Stock Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	647,238,000	618,057,000	711,288,000	348,644,000
Non-PEO NEO | Increase For Fair Value As Of December 31 Of Each Applicable Year Of All Stock Awards Granted During That Year That Are Outstanding And Unvested As of Such Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	553,326,000	681,623,000	1,274,104,000	130,383,000
Non-PEO NEO | Increase (Deduction) For Change In Fair Value From December 31 Of The Prior Year To December 31 Of The Applicable Year Of Any Awards Granted In A Prior Year That Are Outstanding And Unvested As of December 31 of The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,211,000)	287,388,000	257,209,000	(501,588,000)
Non-PEO NEO | Increase (Deduction) For Change In Fair Value From December 31 Of The Prior Year To The Vesting Date Of Any Awards Granted In Any Prior Year As To Which All Vesting Conditions Were Satisfied During The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,692,000	34,633,000	69,782,000	(101,537,000)
Non-PEO NEO | Deduction For Changes In The Actuarial Present Value Of Accumulated Pension Benefits And Earnings On Non-qualified Deferred Compensation Plans As Reported In The Change In Pension Value And Nonqualified Deferred Compensation Earnings Of The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,777,000		29,156,000	166,508,000
Non-PEO NEO | Increase For Actuarially Determined Service Cost And Prior Service Cost For Services Related To Defined Benefit Pension Plans During The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 64,756,000	$ 50,110,000	$ 56,263,000	$ 54,013,000